Related parties’ transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Net amount	$ 908,723	$ 374,951	$ 548,009
Other receivables	606,176
Advance collection			117,813
Advance collection	113,202	1,390,714
Other payables		1,164,895
FGP [Member]
Related Party Transaction [Line Items]
Other receivables		1,150	1,250
Cpresso [Member]
Related Party Transaction [Line Items]
Other receivables		44,981	51,928
Vplus [Member]
Related Party Transaction [Line Items]
Other receivables		7,811	60,275
Total of funds transfer			335,000
Advance collection			278,859
Shenzhen Feellife [Member]
Related Party Transaction [Line Items]
Other receivables	9,469	1,359,494	781,903
Shenzhen LFS [Member]
Related Party Transaction [Line Items]
Other receivables	40,207	1,164,895	559,269
Advance collection		1,390,714	1,473,875
Advance payment			616,568
Inventory purchase		1,164,895	559,269
Feel Life [Member]
Related Party Transaction [Line Items]
Other receivables		96,650
Total of funds transfer		117,650	436,328
Hooloo [Member]
Related Party Transaction [Line Items]
Other receivables	8,526	21,950
FL MEDICAL [Member]
Related Party Transaction [Line Items]
Other receivables	2,650	950
FL Globe [Member]
Related Party Transaction [Line Items]
Other receivables		950
Other payables	2,650	950
Joincare [Member]
Related Party Transaction [Line Items]
Other receivables	2,650	950
IOTA [Member]
Related Party Transaction [Line Items]
Other receivables	213,263	1,310
FEELLIFE HOLDING [Member]
Related Party Transaction [Line Items]
Other receivables		3,650
Shenzhen Feellife [Member]
Related Party Transaction [Line Items]
Other receivables
Vplus [Member]
Related Party Transaction [Line Items]
Other receivables	276
Shenzhen Huacheng [Member]
Related Party Transaction [Line Items]
Other receivables	$ 579
Previously Reported [Member] | Shenzhen Feellife [Member]
Related Party Transaction [Line Items]
Other receivables		1,150
Previously Reported [Member] | Shenzhen LFS [Member]
Related Party Transaction [Line Items]
Other receivables		$ 1,359,494